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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09064
                                    --------------------------------------------

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            PFM Asset Management LLC
            Airport Corporate Center, One Corporate Drive, Suite 101,
                            Bohemia, New York 11716
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (631) 467-0200
                                                     --------------------------

Date of fiscal year end:      9/30/06
                          ---------------------------

Date of reporting period:     10/1/05 to 9/30/06
                          ---------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED SEPTEMBER 30, 2006 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST

                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                             MONEY MARKET PORTFOLIO
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                               September 30, 2006

--------------------------------------------------------------------------------

Cadre Institutional Investors Trust
Airport Corporate Center
One Corporate Center, Suite 101
Bohemia, NY 11716
888-542-8890

www.ciitfunds.com

--------------------------------------------------------------------------------

Table of Contents

1     MESSAGE FROM THE INVESTMENT ADVISOR

3 FUND FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

7     NOTES TO FUND FINANCIAL STATEMENTS

13 MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

18    NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

20 U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS, INCLUDING REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

24    NOTES TO U.S. GOVERNMENT MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS

26    BOARD OF TRUSTEES AND OFFICERS

28    INFORMATION ABOUT FUNDS' AND PORTFOLIOS' EXPENSES

For further information on the Funds,
call 1-888-542-8890 or visit us online
at www.ciitfunds.com

The Trust filed its complete schedules of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. The Trust's form N-Q filings are available on the SEC's website at www.sec.gov. The Trust's form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds' distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Funds' proxy voting guidelines either by calling 1-888-542-8890 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2006 either by calling 1-888-542-8890 or visiting the SEC's website at www.sec.gov.

Message from the Investment Adviser

Investors in the Cadre Institutional Investors Trust portfolios benefited from a rise in short term interest rates in the past year which resulted in higher portfolio returns. For the 12 months ended September 30, 2006 the total returns of the Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series were as shown in the following table:

                Total Returns for the Years Ended September 30,

                                                                2006    2005
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund - Money Market Series                   4.22%   2.07%
Cadre Reserve Fund - Money Market Series                        4.52%   2.41%
Cadre Reserve Fund - U.S. Government Series                     4.45%   2.41%

Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the CIIT portfolios helps insulate them from this effect and enables their yields to closely follow changes in short-term interest rates.

The Federal Open Market Committee, which sets monetary policy for the Federal Reserve raised the overnight bank rate at 17 consecutive meetings, beginning in June, 2004, before pausing after the June, 2006 rate action. The pause reflects the fact that the economy has slowed considerably in recent months. Although Gross Domestic Product grew at an annual rate of 5.6% in the January-March, 2006 period, slowing in subsequent months supports an outlook for overall growth in 2006 in the range of three percent or less, and many economists expect growth in the first months of 2007 to be in the range of 2-2.5%. Housing, which powered the economic expansion of the past several years, has slowed markedly, while retail sales growth has moderated. The pace of new job creation is also off from year-ago levels, although a low unemployment rate and rises in unit labor costs suggest price pressures that could effect the economy in coming months.

Rises in the cost of labor combined with high energy and commodity prices have pushed core inflation higher as the following chart illustrates.

The Federal Reserve's target for core inflation is in the 1-2% range; with recent increases, core prices are nearly 3% higher than a year ago. While overall inflation, which includes the volatile food and energy components, shows a favorable recent trend caused when oil prices dropped from a record $80 a barrel, and commodity prices followed suit, Federal Reserve governors have made it clear that their prime focus is on core prices.

The 5.25% Federal funds rate could be characterized as "neutral" or slightly restrictive on the economy, and is about equal to the average rate for the period 1990-2000. The Fed seems in no hurry to change direction. Thus it seems likely that short-term rates will remain at current levels for the next several months.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 1

      [THE FOLLOWING WAS DEPICTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                           Change in Consumer Prices

                                        CPI      Core CPI
                        9/30/05        4.70%      1.98%
                       10/31/05        4.30%      2.07%
                       11/30/05        3.50%      2.12%
                       12/31/05        3.40%      2.17%
                        1/31/06        4.00%      2.12%
                        2/28/06        3.60%      2.06%
                        3/31/06        3.40%      2.09%
                        4/30/06        3.50%      2.29%
                        5/31/06        4.20%      2.44%
                        6/30/06        4.30%      2.64%
                        7/31/06        4.10%      2.70%
                        8/31/06        3.80%      2.80%
                        9/30/06        2.10%      2.90%

Beyond that, the forecast is particularly uncertain. If housing bottoms out soon and the economy recovers some bounce in the first months of 2007, overnight rates could remain frozen at 5.25% for some time while intermediate and longer-term rates rise. Otherwise, the Fed may step off the sidelines to give the economy a boost by cutting short-term rates. The yield curve, which has been inverted for some months, now suggests this outcome. On the other hand, strong domestic stock performance is more consistent with a resumption of economic growth than it is with weakness.

As short term rates reached their current levels in the spring, we extended the average maturity of the CIIT portfolios to capture higher yields, and we maintained this posture over the past six months in response to the prospects for stable or somewhat lower short-term rates. This has been a major factor in the CIIT yields recently.

We are committed to managing the CIIT portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short term instruments.

Respectfully,
PFM Asset Management LLC

November 15, 2006

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 2

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust

We have audited the accompanying statements of assets and liabilities of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, and the Cadre Reserve Fund - U.S. Government Series ("the Series"), each a series of the Cadre Institutional Investors Trust, as of September 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Series' financial highlights for the each of the three years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Liquid Asset Fund - Money Market Series, the Cadre Reserve Fund - Money Market Series, the Cadre Reserve Fund - U.S. Government Series as of September 30, 2006, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 15, 2006

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 3

Statement of Assets & Liabilities                             Cadre            Cadre         Cadre Reserve
September 30, 2006                                        Liquid Asset        Reserve         Fund - U.S.
                                                          Fund - Money     Fund - Money       Government
                                                          Market Series    Market Series        Series
---------------------------------------------------------------------------------------------------------
Assets
   Investments in master portfolios, at value             $  53,912,137    $ 117,118,819    $ 149,638,631
   Cash                                                       4,505,689          427,791           12,423
                                                          -----------------------------------------------
       Total assets                                          58,417,826      117,546,610      149,651,054
Liabilities
   Redemptions payable                                        4,489,105          426,452               --
   Administration fees payable                                    8,646           10,206           12,824
   Banking fees payable                                          62,560            1,112           17,847
   Transfer agent fees payable                                    2,275            5,103            6,412
   Accrued trustees' fees and expenses                              350              588              600
   Professional fees payable                                     15,043           17,344           18,844
   Other accrued expenses                                        19,068           30,204           33,415
                                                          -----------------------------------------------
        Total liabilities                                     4,597,047          491,009           89,942
                                                          -----------------------------------------------
Net Assets                                                $  53,820,779    $ 117,055,601    $ 149,561,112
                                                          ===============================================
Net Assets Consist of
    Shares of beneficial interest, at par value
       of $0.001                                          $      53,821    $     117,056    $     149,561
    Paid-in capital in excess of par value
                                                             53,766,958      116,938,545      149,411,551
                                                          -----------------------------------------------
Net Assets                                                $  53,820,779    $ 117,055,601    $ 149,561,112
                                                          ===============================================
Net Asset Value, Offering Price and Redemption Price
  Per Share                                               $        1.00    $        1.00    $        1.00
                                                          ===============================================
Shares Issued and Outstanding (Unlimited Shares
  Authorized)                                                53,820,779      117,055,601      149,561,112
=========================================================================================================

Statements of Operations                                      Cadre            Cadre         Cadre Reserve
For the Year Ended September 30, 2006                     Liquid Asset        Reserve         Fund - U.S.
                                                          Fund - Money     Fund - Money       Government
                                                          Market Series    Market Series        Series
---------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from master
  portfolios (see Note 1)
  Interest                                                $   2,722,702    $   6,872,716    $   7,915,921
   Expenses                                                      58,387          149,227          177,527
                                                          -----------------------------------------------
Net investment income from master portfolios                  2,664,315        6,723,489        7,738,394
Expenses
   Administration fees                                          108,517          146,051          168,929
   Transfer agent fees                                           28,557           73,025           84,464
   Banking fees                                                 120,890            2,988           38,904
   Professional fees                                             18,017           25,413           27,830
   Trustees' fees and expenses                                    4,062            6,018            6,710
   Registration and filing fees                                  13,000           12,100           11,000
   Ratings fees                                                   2,650            2,650            3,600
   Other expenses                                                    --           16,191           16,369
                                                          -----------------------------------------------
      Total expenses                                            295,693          284,436          357,806
                                                          -----------------------------------------------
      Net investment income                                   2,368,622        6,439,053        7,380,588
      Realized loss on sale of securities allocated
         from master portfolio                                   (2,542)          (6,319)          (6,506)
                                                          -----------------------------------------------
Net Increase in Net Assets                                $   2,366,080    $   6,432,734    $   7,374,082
=========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 4

Statements of Changes in Net Assets                            Cadre               Cadre           Cadre Reserve
For the Year Ended September 30, 2006                      Liquid Asset           Reserve           Fund - U.S.
                                                           Fund - Money        Fund - Money         Government
                                                           Market Series       Market Series          Series
-----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                   $     2,368,622     $     6,439,053     $     7,380,588
  Realized (loss) on sale of securities
                                                                   (2,542)             (6,319)             (6,506)
                                                          -------------------------------------------------------
  Net increase in net assets
                                                                2,366,080           6,432,734           7,374,082
                                                          -------------------------------------------------------

Dividends to Shareholders from
  Net investment income, net of realized loss on
     sale of securities                                        (2,366,080)         (6,432,734)         (7,374,082)
                                                          -------------------------------------------------------
  Total dividends                                              (2,366,080)         (6,432,734)         (7,374,082)
                                                          -------------------------------------------------------

Share Transactions
  Shares issued                                             2,658,926,995       1,086,651,582       1,194,598,631
  Shares redeemed                                          (2,667,751,431)     (1,086,402,311)     (1,197,546,331)
  Dividends reinvested                                          2,366,080           6,432,734           7,374,082
                                                          -------------------------------------------------------
      Net (decrease) increase in net assets
         resulting from share transactions                     (6,458,356)          6,682,005           4,426,382
                                                          -------------------------------------------------------
  Total (decrease) increase in net assets                      (6,458,356)          6,682,005           4,426,382

Net Assets
  Beginning of year                                            60,279,135         110,373,596         145,134,730
                                                          -------------------------------------------------------
  End of year                                             $    53,820,779     $   117,055,601     $   149,561,112
=================================================================================================================

Statements of Changes in Net Assets                            Cadre               Cadre           Cadre Reserve
For the Year Ended September 30, 2005                      Liquid Asset           Reserve           Fund - U.S.
                                                           Fund - Money        Fund - Money         Government
                                                           Market Series       Market Series          Series
-----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                   $       829,350     $     2,775,698     $     3,969,782
  Realized gain/(loss) on sale of securities                       (1,951)             (6,533)              1,131
                                                          -------------------------------------------------------
  Net increase in net assets                                      827,399           2,769,165           3,970,913
                                                          -------------------------------------------------------

Dividends to Shareholders from
  Net investment income, net of realized loss on                 (827,399)         (2,769,165)         (3,969,782)
     sale of securities
  Realized gain on sale of securities                                  --                  --              (1,131)
                                                          -------------------------------------------------------
  Total dividends                                                (827,399)         (2,769,165)         (3,970,913)
                                                          -------------------------------------------------------

Share Transactions
  Shares issued                                             2,334,569,577         870,979,958       1,363,240,330
  Shares redeemed                                          (2,303,621,006)       (846,441,063)     (1,355,764,179)
  Distributions reinvested                                        827,399           2,769,165           3,970,913
                                                          -------------------------------------------------------
      Net increase in net assets resulting from
         share transactions                                    31,775,970          27,308,060          11,447,064
                                                          -------------------------------------------------------
  Total increase in net assets                                 31,775,970          27,308,060          11,447,064

Net Assets
  Beginning of year                                            28,503,165          83,065,536         133,687,666
                                                          -------------------------------------------------------
  End of year                                             $    60,279,135     $   110,373,596     $   145,134,730
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 5

Cadre Liquid Asset Fund - Money Market Series
Financial Highlights

                                                           For the Year Ended September 30,
For a share outstanding                    ----------------------------------------------------------------
throughout the period                        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
Income from Investment Operations
   Net investment income                      0.041         0.020         0.006         0.008         0.016
Less Dividends
   Dividends from net investment income      (0.041)       (0.020)       (0.006)       (0.008)       (0.016)
                                           ----------------------------------------------------------------
Net asset value, end of period             $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                   4.22%         2.07%         0.56%         0.74%         1.55%
Net assets, end of period (000's)          $ 53,821      $ 60,279      $ 28,503      $ 25,984      $ 27,623

Ratio to average net assets:
   Net investment income                       4.14%         2.11%         0.58%         0.75%         1.60%
   Operating expenses                          0.62%         0.62%         0.64%         0.62%         0.59%
-----------------------------------------------------------------------------------------------------------

Cadre Reserve Fund - Money Market Series
Financial Highlights

                                                           For the Year Ended September 30,
For a share outstanding                    ----------------------------------------------------------------
throughout the period                        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
Income from Investment Operations
   Net investment income                      0.044         0.024         0.009         0.011         0.018
Less Dividends
   Dividends from net investment income      (0.044)       (0.024)       (0.009)       (0.011)       (0.018)
                                           ----------------------------------------------------------------
Net asset value, end of period             $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                   4.52%         2.41%         0.91%         1.09%         1.86%
Net assets, end of period (000's)          $117,056      $110,374      $ 83,066      $100,636      $176,071

Ratio to average net assets:
   Net investment income                       4.40%         2.51%         0.89%         1.10%         1.84%
   Operating expenses including
      reimbursement/waiver/recoupement         0.30%         0.29%         0.30%         0.28%         0.30%
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.30%         0.29%         0.32%         0.26%         0.26%
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 6

Cadre Reserve Fund - U.S. Government Series
Financial Highlights

                                                           For the Year Ended September 30,
For a share outstanding                    ----------------------------------------------------------------
throughout the period                        2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
Income from Investment Operations
   Net investment income                      0.044         0.024         0.009         0.010         0.018
Less Dividends
   Dividends from net investment income      (0.044)       (0.024)       (0.009)       (0.010)       (0.018)
                                           ----------------------------------------------------------------
Net asset value, end of period             $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
-----------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                                   4.45%         2.41%         0.89%         1.01%         1.83%
Net assets, end of period (000's)          $149,561      $145,135      $133,688      $179,348      $123,094

Ratio to average net assets:
   Net investment income                       4.37%         2.38%         0.87%         0.97%         1.80%
   Operating expenses including
      reimbursement/waiver/recoupement         0.32%         0.29%         0.30%         0.33%         0.33%
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.32%         0.29%         0.29%         0.27%         0.29%
-----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Notes to Fund Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Liquid Asset Fund"), the Cadre Reserve Fund - Money Market Series ("Money Reserve Fund") and the Cadre Reserve Fund - U.S. Government Series ("Government Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 19, 1999 and January 5, 1999, respectively.

The Liquid Asset Fund and the Money Reserve Fund invest all of their investable assets in the Money Market Portfolio (the "Money Portfolio"). The Government Reserve Fund invests all of its investable assets in the U.S. Government Money Market Portfolio ("Government Portfolio"). The Money Portfolio and the Government Portfolio (collectively "the Portfolios") are both series of the Trust that have substantially the same investment objectives, policies and restrictions as the Funds which invest in them.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 7

The value of the Liquid Asset Fund's and Money Reserve Fund's investments in the Money Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each fund's proportionate interest in the net assets of the Money Portfolio (2.81% for Liquid Asset Fund and 6.09% for Money Reserve Fund at September 30, 2006.) The value of the Government Reserve Fund's investments in the Government Portfolio, as reflected in the Statements of Assets and Liabilities, reflects that fund's proportionate interest in the net assets of the Government Portfolio (55.70% at September 30, 2006.) The Funds' performance is directly affected by the performance of the Portfolio in which it is invested. The financial statements of the Portfolios, including each Portfolio's Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Valuation of Securities The Funds determine the valuation of their investment in each Portfolio by multiplying its proportionate ownership of each Portfolio by the total value of the Portfolio's net assets. Each Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements, which accompany this report.

Investment Income The Funds record their proportionate share of each Portfolio's net investment income and realized gains and losses each day.

Dividends to Shareholders Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to continue to qualify as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required. At September 30, 2006, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes. The components of each Fund's net assets on a tax basis are materially the same as the book components of each Portfolio's net assets.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 8

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Administration Agreement with the Trust, PFM Asset Management LLC ("PFM") is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

                                             Cadre Liquid Asset    Cadre Reserve        Cadre Reserve
                                                Fund - Money        Fund - Money         Fund - U.S.
        Asset Net Assets                       Market Series       Market Series      Government Series
-------------------------------------------------------------------------------------------------------
0 - $250,000,000                                   0.19%               0.10%                0.10%
$250,000,001 - $1,000,000,000                      0.165%              0.075%               0.075%
Over $1,000,000,000                                0.14%               0.05%                0.05%

Under a Transfer Agent Agreement with the Trust, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund's first $250 million average daily net assets, 0.04% of each Fund's next $750 million average daily net assets and 0.03% of each Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM's wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors"), under which PFM Fund Distributors acts as the exclusive distributor of each Fund's shares. PFM Fund Distributors is not compensated for its services.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 - 9

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Money Reserve Fund and Government Reserve Fund for certain expenses to the extent the total operating expenses of the Funds exceed an annualized percentage of 0.30% and 0.33%, respectively, of each fund's average daily net assets.

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are below the expense limitation. PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts.

The chart below depicts the fees waived by both PFM during the year ended September 30, 2006 and cumulatively by PFM or the prior administrator for the Money Reserve Fund so that the Fund could meet these expense limitations. The chart below also includes the amounts reimbursed to PFM and the amounts deemed unrecoverable under the Plan both during the year ended September 30, 2006 and cumulatively by both PFM and the Funds' prior administrator, as well as the amounts which remain to be recoverable as of September 30, 2006 for each Fund.

                                               Cadre Reserve
                                               Fund - Money
                                               Market Series
                                         -------------------------
                                            Current      Life to
                                            Period         Date
                                         -------------------------
Waived fees                                   $   0    $ 154,666
Subsidized expenses                               0       56,305
                                         -------------------------
Total waivers and subsidies                       0      210,971
Amounts reimbursed                                0      140,583
                                         -------------------------
Amount unrecoverable                              0       56,305
                                         -------------------------
Remaining recoverable                         $   0    $  14,083
                                         -------------------------

Note 5 - Governmental Accounting Standards (Unaudited)

Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of September 30, 2006 have been provided for the information of the Funds' shareholders. Since the Funds invest all of their investable assets in the Portfolios, the information which follows represents that of the securities held by each respective Portfolio.

Credit Risk

The Money Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks; commercial paper and other obligations of domestic corporations; and repurchase agreements with respect to the foregoing types of securities. The Government Portfolio invests in short-term debt securities, including: debt obligations issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"); and repurchase agreements with respect to the foregoing types of securities. Investments purchased by the Portfolios must be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization), or, if unrated, be of comparable quality as determined in accordance with procedures established by the Trust's Board of Trustees

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 10

As of September 30, 2006, each Portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

    S&P           Percentage of             Percentage of
  Rating         Money Portfolio        Government Portfolio
-------------------------------------------------------------
 AAA                  39.3%                     67.1%
 A-1+                 43.4%                       --
 A-1                  17.3%                     32.9%

The above ratings of the Portfolios include the ratings of collateral underlying repurchase agreements in effect at September 30, 2006.

Concentration of Credit Risk

The Money Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks and each Portfolio may also invest more than 25% of the value of its net assets in Government Securities. The Portfolios do not invest in obligations of foreign banks or their U.S. branches.

Each Portfolio's investment portfolio at September 30, 2006 included the following issuers which individually represented greater than 5% of each Portfolio's total investment portfolio:

                                               % of              % of
                Issuer                        Money           Government
                                            Portfolio          Portfolio
--------------------------------------------------------------------------
Fannie Mae                                        < 5%            34.2%
Goldman Sachs Group                              19.8%            10.2%
Bear Stearns & Co.                               15.1%            14.2%
Bank of America                                    --             12.6%
Federal Home Loan Bank                           10.5%            11.0%
Freddie Mac                                       < 5%             9.9%
Morgan Stanley                                    < 5%             7.9%

Interest Rate Risk

Each Portfolio's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; and (2) requiring that any investment securities purchased by the Portfolio have remaining maturities of 397 days or less.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 11

The weighted average maturity of the Money Portfolio and Government Portfolio entire portfolios at September 30, 2006 were each 56 days. The fair value and weighted average maturity of the types of investments each Portfolio was invested in at September 30, 2006 is as follows:

                                                    Money Portfolio                    Government Portfolio
                                          ---------------------------------------------------------------------------
                                                                  Weighted                              Weighted
                                                                   Average                               Average
          Type of Investments                  Fair Value         Maturity          Fair Value          Maturity
---------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Bonds                  $  244,225,399       276 Days         $ 115,248,600         105 Days
U.S. Government Agency Notes                              --             --            59,161,862          77 Days
Asset-Backed Commercial Paper                    439,896,319        44 Days                    --               --
Commercial Paper                                 724,836,610        26 Days                    --               --
Repurchase Agreements                            510,830,000         2 Days           142,350,000           6 Days
                                              --------------                        -------------
                                              $1,919,788,328                        $ 316,760,462
                                              ==============                        =============

The weighted-average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) any floating or variable rate securities are assumed to have an effective maturity of the date upon with the security's interest rate next resets; and (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 12

Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (the "Portfolio"), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2006, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio's financial highlights for the each of the three years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust Money Market Portfolio as of September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 15, 2006

                                             Cadre Institutional Investors Trust
                                          Annual Report ~ September 30, 2006 -13

Money Market Portfolio
Statement of Net Assets
September 30, 2006                                    Face
                                                     Amount            Value
--------------------------------------------------------------------------------
Asset-Backed Commercial Paper (22.89%)
Amstel Funding
       5.35%     12/4/06  ........................ $ 16,068,000   $   15,917,175
       5.33%    12/22/06  ........................   57,288,000       56,601,626
       5.32%     1/25/07  ........................   10,000,000        9,831,478
Atlantis One Funding Corp.
       5.34%    12/12/06  ........................   50,000,000       49,473,500
Kitty Hawk Funding Corp.
       5.29%    10/16/06  ........................   50,000,000       49,890,208
       5.32%    12/29/06  ........................   25,000,000       24,675,521
Ranger Funding Co. LLC
       5.29%    10/16/06  ........................   22,482,000       22,432,633
       5.30%     11/9/06  ........................   60,000,000       59,657,450
Sheffield Receivable Corp.
       5.29%    10/24/06  ........................   31,500,000       31,394,143
       5.28%    10/26/06  ........................   50,000,000       49,817,361
Yorktown Capital LLC
       5.29%    10/10/06  ........................   20,371,000       20,344,161
       5.29%    10/20/06  ........................   50,000,000       49,861,063
                                                                  --------------
Total Asset-Backed Commercial Paper .............................    439,896,319
                                                                  --------------

Commercial Paper (37.72%)
Barclays US Funding LLC
       5.31%    10/17/06  ........................   85,000,000       84,801,289
       5.37%    11/21/06  ........................    7,450,000        7,394,063
Bear Stearns
      *5.45%     6/15/07  ........................   90,000,000       90,000,000
CBA Delaware Finance
       5.27%    10/10/06  ........................   50,000,000       49,934,375
       5.29%    10/31/06  ........................   35,000,000       34,846,583
CS First Boston
       5.28%     10/5/06  ........................   22,000,000       21,987,142
       5.33%    12/13/06  ........................   15,000,000       14,840,009
Dexia Delaware LLC
       5.26%    10/10/06  ........................   40,000,000       39,947,600
Goldman Sachs Group
      *5.29%     4/10/07  ........................   70,000,000       70,000,000
HSBC
       5.34%     12/6/06  ........................   25,000,000       24,758,458
       5.34%    12/19/06  ........................   65,000,000       64,248,293
Morgan Stanley
      *5.35%     2/26/07  ........................   15,000,000       15,000,000
      *5.35%      4/5/07  ........................   60,000,000       60,000,000
      *5.35%      6/8/07  ........................   13,000,000       13,000,000
Prudential Funding
       5.26%     10/3/06  ........................   50,000,000       49,985,417
Toronto Dominion
       5.33%    12/13/06  ........................   85,000,000       84,093,381
                                                                  --------------
Total Commercial Paper ..........................................    724,836,610

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 14

                                                      Face
                                                     Amount            Value
--------------------------------------------------------------------------------
U.S. Government and Agency Obligations (12.71%)
Fannie Mae Notes (Callable)
       4.82%     1/12/07  ........................ $  8,210,000   $    8,181,609
       4.78%     1/12/07  ........................   20,000,000       19,903,121
Federal Home Loan Bank Notes (Callable)
       4.74%    12/12/06  ........................    9,850,000        9,808,050
       5.17%      3/5/07  ........................   30,000,000       29,962,553
       5.54%     8/21/07  ........................   12,000,000       12,000,000
       5.55%     8/24/07  ........................   15,000,000       14,929,253
       5.44%      9/5/07  ........................   40,000,000       40,000,000
       5.42%      9/5/07  ........................   25,000,000       24,996,517
       5.52%     9/18/07  ........................   20,000,000       20,000,000
       5.48%    10/12/07  ........................   50,000,000       50,000,000
Freddie Mac Notes (Callable)
       5.13%     3/16/07  ........................   14,600,000       14,444,296
                                                                  --------------
Total U.S. Government and Agency Obligations ....................    244,225,399
                                                                  --------------

Repurchase Agreements (26.58%)
Goldman Sachs Group
       5.27%     10/2/06  ........................  200,000,000      200,000,000
       (Dated 9/29/06, repurchase price $200,087,833,
       collateralized by Fannie Mae securities, 0% to 9.9%,
       maturing 7/1/17 to 8/1/36, market value  $150,999,675;
       and Freddie Mac securities, 0%, maturing 4/1/17 to 8/1/36, market value $53,000,585)
Morgan Stanley
       5.37%     10/2/06  ........................  310,830,000      310,830,000
       (Dated 9/29/06, repurchase price $310,969,096,
       collateralized by Fannie Mae securities, 4% to 7%,
       maturing 9/1/18 to 8/1/35, market value  $232,098,591;
       and Freddie Mac securities, 4.5% to 6%, maturing 4/1/19
       to 9/1/36, market value $84,948,010)
                                                                  --------------
Total Repurchase Agreements .....................................    510,830,000
                                                                  --------------
Total Investments (99.90%).......................................  1,919,788,328
Other Assets in Excess of Other Liabilities (0.10%)..............      1,990,306
                                                                  --------------
Net Assets (100.00%) ............................................ $1,921,778,634
================================================================================

      * Floating Rate Note, rate shown is that which was in effect at September 30, 2006.

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 15

Money Market Portfolio
Statement of Assets and Liabilities
September 30, 2006
--------------------------------------------------------------------------------
Assets
   Investments, at value                                         $1,919,788,328
   Cash                                                                 373,670
   Interest receivable                                                1,876,171
   Prepaid expenses                                                      23,861
                                                                 --------------
        Total assets                                              1,922,062,030
                                                                 --------------
Liabilities
   Investment advisory fees payable                                     118,522
   Custodian fees payable                                                23,971
   Professional fees payable                                             74,815
   Other accrued expenses                                                66,088
                                                                 --------------
        Total liabilities                                               283,396
                                                                 --------------
Net Assets                                                       $1,921,778,634
                                                                 ==============
Net Asset Value, Offering Price and Redemption Price Per Share   $         1.00
                                                                 ==============
Shares Issued and Outstanding (Unlimited Shares Authorized)       1,921,778,634
================================================================================

Statement of Operations
For the Year Ended September 30, 2006
--------------------------------------------------------------------------------
Investment Income
  Interest                                                       $   74,679,013
Expenses
   Investment advisory fees                                           1,253,437
   Custodian fees                                                        54,819
   Professional fees                                                    152,818
   Trustees' fees and expenses                                           71,652
   Insurance premiums                                                    42,800
   Rating fees                                                           18,000
   Other expenses                                                        12,127
                                                                 --------------
        Net expenses                                                  1,605,653
                                                                 --------------
        Net investment income                                        73,073,360
        Realized net loss on sale of securities                         (71,665)
                                                                 --------------
Net Increase in Net Assets                                       $   73,001,695
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 16

Money Market Portfolio
Statements of Changes in Net Assets                                       For the Year       For the Year
                                                                             Ended              Ended
                                                                         September 30,      September 30,
                                                                             2006               2005
----------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                                 $    73,073,360    $    39,391,437
  Realized net loss on sale of securities                                       (71,665)           (64,641)
                                                                        ----------------------------------
  Net increase in net assets                                                 73,001,695         39,326,796
                                                                        ----------------------------------
Distribution to Investors from
  Net investment income, net of realized net loss on sale of
     securities                                                             (73,001,695)       (39,326,796)
                                                                        ----------------------------------
  Total distributions                                                       (73,001,695)       (39,326,796)
                                                                        ----------------------------------
Share Transactions
  Contributions                                                           9,597,606,933      8,805,723,669
  Withdrawals                                                            (9,372,149,624)    (8,961,807,640)
  Distributions reinvested                                                   73,001,695         39,326,796
                                                                        ----------------------------------
      Net increase (decrease) in net assets resulting from beneficial
         interest transactions                                              298,459,004       (116,757,175)
                                                                        ----------------------------------
  Total increase (decrease) in net assets                                   298,459,004       (116,757,175)
Net Assets
  Beginning of year                                                       1,623,319,630      1,740,076,805
                                                                        ----------------------------------
  End of year                                                           $ 1,921,778,634    $ 1,623,319,630
==========================================================================================================

Financial Highlights
                                                   For the Year Ended September 30,
For a share outstanding           ------------------------------------------------------------------
throughout the period                2006          2005          2004          2003          2002
----------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                            4.71%         2.60%         1.11%         1.28%         2.07%
Net assets, end of period (000)   $1,921,779    $1,623,320    $1,740,077    $1,610,890    $1,594,058
Ratio to average net assets:
     Net investment income              4.64%         2.57%         1.20%         1.27%         2.04%
     Operating expenses                 0.10%         0.10%         0.10%         0.09%         0.09%
====================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 17

Notes to Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Distributions to Investors
The Portfolio allocates its net investment income and realized gains and losses from investment transactions to its investors on a daily basis in proportion to their investment in the Portfolio. Allocated income is declared as a distribution on a daily basis.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 18

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 19

U.S. Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cadre Institutional Investors Trust

We have audited the accompanying statement of assets and liabilities of the U.S. Government Money Market Portfolio (the "Portfolio"), a series of the Cadre Institutional Investors Trust, including the statement of net assets, as of September 30, 2006, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolio's financial highlights for the each of the three years in the period ended September 30, 2004 were audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cadre Institutional Investors Trust U.S. Government Money Market Portfolio as of September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 15, 2006

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 20

U.S. Government Money Market Portfolio
Statement of Net Assets
September 30, 2006

                                                      Face
                                                     Amount            Value
-------------------------------------------------------------------------------
U.S. Government and Agency Obligations (64.92%)
Fannie Mae Discount Notes
       5.22%     2/23/07  ........................ $  5,000,000    $  4,899,104
Fannie Mae Mortgage-Backed Security Discount Notes
       5.23%     11/1/06  ........................   25,237,500      25,127,927
       5.27%      1/2/07  ........................   24,568,700      24,242,209
       5.33%      3/1/07  ........................    5,000,000       4,892,622
Fannie Mae Notes
       5.46%    10/15/06  ........................    9,182,000       9,177,671
       5.33%    11/15/06  ........................   25,000,000      24,916,250
       4.78%     1/12/07  ........................    2,990,000       2,975,517
Fannie Mae Notes (Callable)
       5.33%    10/13/06  ........................   10,000,000       9,992,407
       5.22%     4/25/07  ........................    1,924,000       1,913,379
Federal Home Loan Bank Notes
       5.28%    12/14/06  ........................    5,000,000       5,000,958
       5.11%     3/27/07  ........................    5,000,000       4,997,392
Federal Home Loan Bank Notes (Callable)
       5.17%      3/5/07  ........................    5,000,000       4,993,760
       5.56%      8/8/07  ........................    5,000,000       4,999,574
       5.52%     8/14/07  ........................    5,000,000       5,002,380
       5.42%      9/5/07  ........................    5,000,000       4,999,303
       5.48%    10/12/07  ........................    5,000,000       5,000,000
Freddie Mac Notes
       5.39%    10/15/06  ........................    7,816,000       7,807,598
       5.29%    11/15/06  ........................   18,525,000      18,488,705
       4.74%    11/28/06  ........................    5,000,000       4,983,706
                                                                   ------------
Total U.S. Government and Agency Obligations ....................   174,410,462
                                                                   ------------

Repurchase Agreements (52.99%)
Bank of America
       5.36%     10/2/06  ........................   40,000,000      40,000,000
       (Dated 9/29/06, repurchase price $40,017,867,
       collateralized by Freddie Mac securities, 5%, maturing
       4/1/21, market value $40,800,000)
Bear Stearns
       5.37%     10/2/06  ........................   45,000,000      45,000,000
       (Dated 9/29/06, repurchase price $45,020,138,
       collateralized by Fannie Mae securities 0%, maturing
       8/1/18 to 8/1/36, market value $39,790,057; and Freddie
       Mac securities, 0%, maturing 8/1/36, market value $6,113,948)
Goldman Sachs Group
       5.37% 10/2/06 .............................   32,350,000      32,350,000
       (Dated 9/29/06, repurchase price $32,364,477,
       collateralized by Fannie Mae securities 3.9% to 8.3%,
       maturing 4/1/11 to 8/1/36, market value $21,859,941; and
       Freddie Mac securities, 3.9% to 7%, maturing 1/18/18 to
       6/1/36, market value $11,137,060)
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 21

U.S. Government Money Market Portfolio
Statement of Net Assets (continued)
September 30, 2006

                                                      Face
                                                     Amount            Value
-------------------------------------------------------------------------------
Repurchase Agreements (52.99%) (continued)
Morgan Stanley
       5.26%    10/27/06  ........................ $ 25,000,000    $ 25,000,000
       (Dated 9/29/06, repurchase price $25,010,958, collateralized by Fannie Mae securities, 4% to 6%, maturing 12/1/14 to
       9/1/36, market value $22,794,857; and Freddie Mac
       securities, 5.5% to 6%, maturing 9/1/21 to 6/1/36, market
       value $3,059,689)
                                                                   ------------
Total Repurchase Agreements .....................................   142,350,000
                                                                   ------------
Total Investments (117.91%) .....................................   316,760,462
Other Liabilities in Excess of Other Assets (-17.91%)............   (48,106,224)
                                                                   ------------
Net Assets (100.00%) ............................................  $268,654,238
-------------------------------------------------------------------------------

Statement of Assets and Liabilities
September 30, 2006
--------------------------------------------------------------------------------
Assets
   Investments, at value                                            $316,760,462
   Cash                                                                   31,671
   Interest receivable                                                 1,283,605
   Prepaid expenses                                                       11,327
                                                                    ------------
        Total assets                                                 318,087,065
                                                                    ------------
Liabilities
   Amount payable for securities purchased not yet received           49,370,136
   Investment advisory fees payable                                       13,280
   Custodian fees payable                                                  6,341
   Professional fees                                                      35,013
   Other accrued expenses                                                  8,057
                                                                    ------------
        Total liabilities                                             49,432,827
                                                                    ------------
Net Assets                                                          $268,654,238
                                                                    ============
Net Asset Value, Offering Price and Redemption Price Per Share      $       1.00
                                                                    ============
Shares Issued and Outstanding (Unlimited Shares Authorized)          268,654,238
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 22

U.S. Government Money Market Portfolio

Statement of Operations
For the Year Ended September 30, 2006
--------------------------------------------------------------------------------
Investment Income
  Interest                                                          $12,958,271
Expenses
   Investment advisory fees                                             167,052
   Custodian fees                                                        15,867
   Trustees' fees and expenses                                           11,061
   Professional fees                                                     50,156
   Ratings fees                                                          33,563
   Other expenses                                                        15,108
                                                                    -----------
        Net expenses                                                    292,807
                                                                    -----------
        Net investment income                                        12,665,464
        Realized net loss on sale of securities                         (10,142)
                                                                    -----------
Net Increase in Net Assets                                          $12,655,322
================================================================================

Statements of Changes in Net Assets                                       For the Year       For the Year
                                                                             Ended               Ended
                                                                         September 30,       September 30,
                                                                              2006                2005
-----------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                                 $    12,665,464     $     7,098,162
  Realized net gain/(loss) on sale of securities                                (10,142)              1,244
                                                                        -----------------------------------
  Net increase in net assets                                                 12,655,322           7,099,406
                                                                        -----------------------------------
Distributions to Investors from
   Net investment income, net of realized loss on sale of securities        (12,655,322)         (7,098,162)
   Realized net gain on sale of securities                                           --              (1,244)
                                                                        -----------------------------------
   Total distributions                                                      (12,655,322)         (7,099,406)
                                                                        -----------------------------------
Share Transactions
  Contributions                                                           1,236,115,537       1,306,274,320
  Withdrawals                                                            (1,231,862,490)     (1,291,055,332)
  Distributions reinvested                                                   12,655,322           7,099,406
                                                                        -----------------------------------
      Net increase in net assets resulting from beneficial interest
         transactions                                                        16,908,369          22,318,394
                                                                        -----------------------------------
  Total increase in net assets                                               16,908,369          22,318,394
Net Assets
  Beginning of year                                                         251,745,869         229,427,475
                                                                        -----------------------------------
  End of year                                                           $   268,654,238     $   251,745,869
===========================================================================================================

Financial Highlights
                                              For the Year Ended September 30,
For a share outstanding           --------------------------------------------------------
throughout the period               2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                          4.65%       2.60%       1.09%       1.24%       2.05%
Net assets, end of period (000)   $268,654    $251,746    $229,427    $298,547    $162,884
Ratio to average net assets:
     Net investment income            4.55%       2.58%       1.17%       1.19%       2.03%
     Operating expenses               0.11%       0.10%       0.10%       0.09%       0.11%
==========================================================================================

   The accompanying notes are an integral part of these financial statements.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 23

Notes to U.S. Government Money Market Portfolio Financial Statements

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust"), was organized in April 1996 as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Distributions to Investors
The Portfolio allocates its net investment income and realized gains and losses from investment transactions to its investors on a daily basis in proportion to their investment in the Portfolio. Allocated income is declared as a distribution on a daily basis.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 24

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

Under an Investment Advisory Agreement with the Trust, PFM Asset Management LLC ("PFM") provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.06% of the Portfolio's average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFM, acts as the exclusive distributor of the Portfolio's shares. The Distributor is not compensated for its services by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $7,500 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an annual retainer of $2,500. Members of the Audit Committee and the Nominating and Governance Committee receive an attendance fee of $750 for each Audit Committee or Nominating and Governance Committee meeting they attend. The Chairman of the Audit Committee receives an annual retainer of $2,000. The Chairman of the Nominating and Governance Committee receives an annual retainer of $1,500. Officers of the Trust receive no compensation from the Trust.

The Trust, on behalf of the Funds, have entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust's management believes the likelihood of a claim being made is remote.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 25

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust as of September 30, 2006, including their principal occupations during the past five years.

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Michael P. Flanagan              State Superintendent of Education, State         Michigan Virtual University, Early
Chairman (2002) & Trustee        of Michigan, 2005 to present; Executive          Childhood Investment Corporation
(2000)                           Director, Michigan Association of School
Birthdate: 8/19/49               Administrators, 2001 to 2005; County
                                 Superintendent, Wayne Regional Educational
                                 Service Agency, 1994 to 2000;
                                 (7)

Harvey A. Fein                   Vice President, Internal Audit, Molina           None
Trustee (1997)                   Healthcare;
Birthdate: 8/25/46               (7)

C. Roderick O'Neil               Chairman, O'Neil Associates, 1987 to present;    MDT Funds; Bushnell Memorial Hall;
Trustee (1997)                   (7)                                              Hartford Foundation for Public
Birthdate: 1/26/31                                                                Giving; Riverfront Recapture, Inc.

Brian M. Marcel                  Assistant Superintendent Business Services,      Michigan Liquid Asset Fund Plus
Trustee (2004)                   Washtenaw Intermediate School District, 1994
Birthdate: 6/15/62               to present;
                                 (7)

Jack G. Williams, Jr.            Mortgage Banker, Great Northern Financial,       Cambridge-Isanti ISD911; Oak Land
Trustee (2004)                   2002 to present; Realtor, Century 21 - Moline,   Vocational Coop; Minnesota School
Birthdate: 3/12/52               2001 to present; Consultative Administrator,     Boards Association; Minnesota
                                 Mission Nursing Home, 2001 to 2002;              School District Liquid Asset Fund
                                 Administrator, Elim Home - Milaca, 1996 to       Plus; Grandview Christian Ministries
                                 2001;
                                 (7)
---------------------------------------------------------------------------------------------------------------------

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 26

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
OFFICERS
Martin P. Margolis               President, PFM Asset Management, 2001 to         Commonwealth Cash Reserve Fund,
President (2004)                 present; Managing Director, Public Financial     Inc.
Birthdate: 7/22/44               Management, Inc., 1986 to present;
                                 (7)

Debra J. Goodnight               Secretary, PFM Asset Management LLC,  2001 to    None
Treasurer and Chief Compliance   present; Managing Director, Public Financial
Officer (2004)                   Management, Inc., 1991 to present;
Birthdate: 4/3/55                (7)

Timothy P. Sullivan              Managing Director, PFM Asset Management LLC,     None
Secretary (2004)                 2004 to present; Managing Director, Public
Birthdate: 5/29/69               Financial Management, Inc., 2004 to present;
                                 First Vice President, Cadre Financial
                                 Services, Inc., 1986 to 2004;
                                 (7)

Daniel R. Hess                   Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2004)       Management LLC, 2001 to present; Senior
Birthdate: 10/18/74              Auditor, PricewaterhouseCoopers LLP, 1998 to
                                 2001;
                                 (7)

Jennifer L. Scheffel, Esq.       Senior Managing Consultant, PFM Asset            None
Assistant Secretary (2004)       Management LLC, 2004 to present; Assistant
Birthdate: 11/6/72               Vice President, Ambac Financial Group, Inc.,
                                 2004; Assistant Vice President, Chief
                                 Compliance Officer, Cadre Financial Services,
                                 Inc., 2002 to 2004; PlusFunds Group, Inc.,
                                 2001 to 2002; Cozen & O'Conner, 2000 to 2001;
                                 (7)
---------------------------------------------------------------------------------------------------------------------

The mailing address of each Independent Director and of Ms. Scheffel is Airport Corporate Center, One Corporate Plaza, Suite 101, Bohemia, NY 11716. The mailing address of Mr. Sullivan is 222 North LaSalle, Suite 910, Chicago, IL 60601. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Each Trustee is an Independent Trustee, as defined under the Investment Company Act of 1940, and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. For the year ended September 30, 2006, such fees totaled $65,125.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 27

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O'Neil and Brian
M. Marcel. The Board of Trustees has determined that Mr. Fein, who serves as Chairman of the Audit Committee, is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit, and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 3 meetings during the year ended September 30, 2006.

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil (Chairman of the Committee), Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee did not meet during the year ended September 30, 2006.

Officers of the Trust receive no compensation from the Trust. Officers are re-elected annually. As of September 30, 2006, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its Funds.

The Trust's Statement of Additional Information (SAI) includes additional information about the Officers and Directors, and is available without charge, upon request by calling 1-800-221-4524.

--------------------------------------------------------------------------------

Information About the Funds' and Portfolios' Expenses
(Unaudited)

As shareholders of the Funds or Portfolios, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. The Funds and Portfolios do not charge their investors distribution (12b-1) fees. With the exception of certain overdraft fees, the Funds or Portfolios do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds and Portfolios do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended September 30, 2006. This example illustrates your fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid per $1,000 During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 28

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

--------------------------------------------------------------------------------------------------------------------
Expenses and Value of a $1,000 Investment for the
Six Months Ended September 30, 2006                                                     Ending
                                                                     Beginning       Account Value    Expenses Paid
                                                                   Account Value     September 30,     per $1,000
Based on Actual Fund Expenses and Returns                          April 1, 2006         2006        During Period*
--------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Master)                                     $ 1,000.00        $ 1,026.15        $ 0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)              $ 1,000.00        $ 1,023.70        $ 3.20
Cadre Reserve Fund - Money Market Series (Feeder)                   $ 1,000.00        $ 1,025.19        $ 1.49
U.S. Government Money Market Portfolio (Master)                     $ 1,000.00        $ 1,025.80        $ 0.52
Cadre Reserve Fund - U.S. Government Series (Feeder)                $ 1,000.00        $ 1,024.82        $ 1.60

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)                                     $ 1,000.00        $ 1,024.57        $ 0.51
Cadre Liquid Asset Fund - Money Market Series (Feeder)              $ 1,000.00        $ 1,021.91        $ 3.19
Cadre Reserve Fund - Money Market Series (Feeder)                   $ 1,000.00        $ 1,023.59        $ 1.49
U.S. Government Money Market Portfolio (Master)                     $ 1,000.00        $ 1,024.55        $ 0.52
Cadre Reserve Fund - U.S. Government Series (Feeder)                $ 1,000.00        $ 1,023.49        $ 1.60
--------------------------------------------------------------------------------------------------------------------

      * Expenses are based on the Funds' annualized expense ratios of 0.10%, 0.63%, 0.29%, 0.10% and 0.32% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - Money Market Series, U.S. Government Money Market Portfolio and Cadre Reserve Fund - U.S. Government Series, respectively, multiplied by the average account value over the period, multiplied by 183 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the feeder funds listed above reflect both the expense allocated to such feeders from the Master Portfolio, as well as the individual expenses of the feeder fund itself. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations; however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.

                                             Cadre Institutional Investors Trust
                                         Annual Report ~ September 30, 2006 - 29

--------------------------------------------------------------------------------

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST


                               Fund Information:
                                 1-800-221-4524

                               www.ciitfunds.com


Investment Adviser, Administrator and Transfer Agent
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     Airport Corporate Center
     One Corporate Center, Suite 101
     Bohemia, NY 11716

Distributor
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

Custodian
     U.S. Bank, National Association
     60 Livingston Avenue
     St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
     Ernst & Young LLP
     Two Commerce Square, Suite 4000
     2001 Market Street
     Philadelphia, Pennsylvania 19103

Counsel
     Schulte Roth & Zabel LLP
     919 Third Avenue
     New York, New York 10022

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS EX-99.CODE ETH PURSUANT TO ITEM 12(a)(1). FOR THE YEAR ENDED SEPTEMBER 30, 2006, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DESIGNATED HARVEY A. FEIN AS THE REGISTRANT'S AUDIT COMMITTEE FINANCIAL EXPERT. MR. FEIN IS DEEMED TO BE "INDEPENDENT" FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD OF TRUSTEES); AND (2) HE IS NOT AN "INTERESTED PERSON" OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT").

Item 4. Principal Accountant Fees and Services.

AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT'S PRINCIPAL ACCOUNTANT FOR THE SERVICES LISTED BELOW WERE AS FOLLOWS:

                                            FISCAL YEAR     FISCAL YEAR
                                               ENDED           ENDED
                                              9/30/06         9/30/05
                                              -------         -------

(a)  AUDIT FEES:                              $ 69,300       $ 66,000

(b) AUDIT-RELATED FEES:                       $      0       $      0

(c) TAX FEES:                                 $ 21,300       $ 31,600

(d) ALL OTHER FEES:                           $      0       $      0

(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AMENDED AND RESTATED AUDIT COMMITTEE CHARTER. PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER, THE AUDIT COMMITTEE BEARS DIRECT RESPONSIBILITY FOR THE APPOINTMENT, COMPENSATION, RETENTION AND OVERSIGHT OF THE REGISTRANT'S INDEPENDENT AUDITORS FOR THE PURPOSE OF PREPARING OR ISSUING AN AUDIT REPORT OR PERFORMING OTHER AUDIT, REVIEW OR ATTEST SERVICES, INCLUDING SETTING THE COMPENSATION OF THE INDEPENDENT AUDITORS FOR SUCH SERVICES. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE PRE-APPROVE (1) ALL AUDIT AND NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT AND (2) ALL NON-AUDIT SERVICES THAT THE INDEPENDENT AUDITORS PROVIDE TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT.

(e)(2) THE ONLY NON-AUDIT SERVICES BILLED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES, WHICH ARE DISCLOSED IN ITEM 4(c) ABOVE. ALL TAX SERVICES PROVIDED BY THE REGISTRANT'S ACCOUNTANT TO THE REGISTRANT WERE APPROVED BY THE REGISTRANT'S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) THE AGGREGATE AMOUNT OF NON-AUDIT FEES BILLED BY THE REGISTRANT'S ACCOUNTANT FOR SERVICES RENDERED TO THE REGISTRANT RELATE SOLELY TO TAX SERVICES AND ARE DISCLOSED IN ITEM 4(c) ABOVE.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.

Item 6. Schedule of Investments

THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON SEPTEMBER 17, 2003 IS ATTACHED HERETO AS EX 99.CODE ETH.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Martin P. Margolis
                          ------------------------------------------------------
                           Martin P. Margolis, President

Date    12/7/2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Martin P. Margolis
                          ------------------------------------------------------
                                            Martin P. Margolis, President


Date    12/7/2006
      -----------------

By (Signature and Title)*                   /s/ Debra J. Goodnight
                          ------------------------------------------------------
                                            Debra J. Goodnight, Treasurer


Date    12/7/2006
      -----------------

* Print the name and title of each signing officer under his or her signature.